Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Reconciliation of income tax expense
In millions	Year ended December 31,	2017	2016	2015
Canadian statutory federal tax rate		15%	15%	15%
Income tax expense at the Canadian statutory federal tax rate		$763	$739	$731
Income tax expense (recovery) resulting from:
Provincial and foreign taxes (1)		536	532	550
Deferred income tax adjustments due to rate enactments (2)		(1,706)	7	42
Gain on disposals (3)		(3)	(12)	(11)
Other (4)		15	21	24
Income tax expense (recovery)		$(395)	$1,287	$1,336
Cash payments for income taxes		$712	$653	$725

(1)	Includes mainly the impact of Canadian provincial taxes and U.S. federal and state taxes.
(2)	Includes the net income tax expense (recovery) resulting from the enactment of provincial, U.S. federal, and state corporate income tax laws and/or rates.
(3)	Relates to the permanent differences arising from lower capital gain tax rates on the gain on disposal of the Company’s properties in Canada.
(4)	Includes adjustments relating to the resolution of matters pertaining to prior years' income taxes, including net recognized tax benefits, and other items.

Tax information on a domestic and foreign basis
In millions	Year ended December 31,	2017	2016	2015
Income before income taxes
Domestic		$3,964	$3,726	$3,437
Foreign		1,125	1,201	1,437
Total income before income taxes		$5,089	$4,927	$4,874
Current income tax expense
Domestic		$758	$568	$640
Foreign		42	15	96
Total current income tax expense		$800	$583	$736
Deferred income tax expense (recovery)
Domestic		$349	$450	$328
Foreign		(1,544)	254	272
Total deferred income tax expense (recovery)		$(1,195)	$704	$600

Significant components of deferred income tax assets and liabilities
In millions	December 31,	2017	2016
Deferred income tax assets
Pension liability		$121	$130
Personal injury and legal claims		50	66
Environmental and other reserves		128	166
Other postretirement benefits liability		70	83
Unrealized foreign exchange losses		-	58
Net operating losses and tax credit carryforwards (1)		32	23
Total deferred income tax assets		$401	$526
Deferred income tax liabilities
Properties		$6,975	$8,673
Pension asset		268	243
Unrealized foreign exchange gains		34	-
Other		77	83
Total deferred income tax liabilities		$7,354	$8,999
Total net deferred income tax liability		$6,953	$8,473
Total net deferred income tax liability
Domestic		$3,677	$3,334
Foreign		3,276	5,139
Total net deferred income tax liability		$6,953	$8,473

(1)	Net operating losses and tax credit carryforwards will expire between the years 2018 and 2036.

Reconciliation for unrecognized tax benefits for domestic and foreign tax positions
In millions	Year ended December 31,	2017	2016	2015
Gross unrecognized tax benefits at beginning of year		$61	$27	$35
Increases for:
Tax positions related to the current year		13	16	4
Tax positions related to prior years		2	24	8
Decreases for:
Settlements		(1)	(2)	(14)
Lapse of the applicable statute of limitations		(1)	(4)	(6)
Gross unrecognized tax benefits at end of year		$74	$61	$27
Adjustments to reflect tax treaties and other arrangements		(5)	(7)	(8)
Net unrecognized tax benefits at end of year		$69	$54	$19